Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Summary of other assets
	0000000	0000000
	2011	2010

Preproduction costs related to long-term supply agreements with contractual guarantee for reimbursement	$301	$309
Long-term receivables [note 21]	176	129
Patents and licenses, net	30	33
Unrealized gain on cash flow hedges [note 21]	15	40
Other, net [note 7]	72	107

	$594	$618